Exhibit 99.1

World Omni Auto Receivables Trust 2012-A

Monthly Servicer Certificate

November 30, 2012

Dates Covered
Collections Period	11/01/12 - 11/30/12
Interest Accrual Period	11/15/12 - 12/16/12
30/360 Days	30
Actual/360 Days	32
Distribution Date	12/17/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/12	797,489,205.10	43,094
Yield Supplement Overcollateralization Amount at 10/31/12	12,992,238.78	0

Receivables Balance at 10/31/12	810,481,443.88	43,094
Principal Payments	25,197,279.73	806
Defaulted Receivables	1,463,058.23	70
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/12	12,362,123.90	0

Pool Balance at 11/30/12	771,458,982.02	42,218

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	8,219,747.05	657
Past Due 61-90 days	1,777,216.74	126
Past Due 91 + days	435,960.80	28

Total	10,432,924.59	811

Total 31+ Delinquent as % Ending Pool Balance	1.35%

Recoveries	712,467.91

Aggregate Net Losses/(Gains) - November 2012	750,590.32

Overcollateralization Target Amount	34,715,654.19
Actual Overcollateralization	34,715,654.19

Weighted Average APR	4.38%
Weighted Average APR, Yield Adjusted	5.22%
Weighted Average Remaining Term	54.64

Flow of Funds	$ Amount

Collections	28,782,367.39
Advances	123.29
Investment Earnings on Cash Accounts	3,274.11
Servicing Fee	(675,401.20)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	28,110,363.59

Distributions of Available Funds
(1) Class A Interest	375,102.23
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	27,550,421.81
(7) Distribution to Certificateholders	161,322.38
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	28,110,363.59

Servicing Fee	675,401.20
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 11/15/12	764,293,749.64
Principal Paid	27,550,421.81
Note Balance @ 12/17/12	736,743,327.83

Class A-1
Note Balance @ 11/15/12	50,883,749.64
Principal Paid	27,550,421.81
Note Balance @ 12/17/12	23,333,327.83
Note Factor @ 12/17/12	12.2806989%

Class A-2
Note Balance @ 11/15/12	309,800,000.00
Principal Paid	0.00
Note Balance @ 12/17/12	309,800,000.00
Note Factor @ 12/17/12	100.0000000%

Class A-3
Note Balance @ 11/15/12	257,000,000.00
Principal Paid	0.00
Note Balance @ 12/17/12	257,000,000.00
Note Factor @ 12/17/12	100.0000000%

Class A-4
Note Balance @ 11/15/12	127,670,000.00
Principal Paid	0.00
Note Balance @ 12/17/12	127,670,000.00
Note Factor @ 12/17/12	100.0000000%

Class B
Note Balance @ 11/15/12	18,940,000.00
Principal Paid	0.00
Note Balance @ 12/17/12	18,940,000.00
Note Factor @ 12/17/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	398,619.40
Total Principal Paid	27,550,421.81

Total Paid	27,949,041.21

Class A-1
Coupon	0.29529%
Interest Paid	13,355.97
Principal Paid	27,550,421.81

Total Paid to A-1 Holders	27,563,777.78

Class A-2
Coupon	0.52000%
Interest Paid	134,246.67
Principal Paid	0.00

Total Paid to A-2 Holders	134,246.67

Class A-3
Coupon	0.64000%
Interest Paid	137,066.67
Principal Paid	0.00

Total Paid to A-3 Holders	137,066.67

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00

Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00

Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4412386
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.4960337

Total Distribution Amount	30.9372723

A-1 Interest Distribution Amount	0.0702946
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	145.0022201

Total A-1 Distribution Amount	145.0725147

A-2 Interest Distribution Amount	0.4333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.4333333

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.2416668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/12	109,516.11
Balance as of 11/30/12	109,639.40
Change	123.29

Reserve Account
Balance as of 11/15/12	2,310,518.58
Investment Earnings	251.98
Investment Earnings Paid	(251.98)
Deposit/(Withdrawal)	—
Balance as of 12/17/12	2,310,518.58
Change	—

Required Reserve Amount	2,310,518.58